INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2017
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Schedule of segment's profits and losses

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Search and Portal:
Revenues from external customers	54,073	66,760	80,455	1,396.9
Intersegment revenues	1,832	2,496	3,520	61.1
Depreciation and amortization	(6,894)	(8,858)	(10,408)	(180.7)
Adjusted operating income	15,199	20,020	26,551	461.0
E-commerce:
Revenues from external customers	3,400	4,718	4,968	86.2
Intersegment revenues	—	—	—	—
Depreciation and amortization	(115)	(72)	(54)	(0.9)
Adjusted operating income	1,624	1,363	1,556	27.0
Classifieds:
Revenues from external customers	894	1,304	2,082	36.1
Intersegment revenues	—	—	—	—
Depreciation and amortization	(16)	(20)	(53)	(0.9)
Adjusted operating income / (loss)	130	(74)	85	1.5
Taxi:
Revenues from external customers	984	2,313	4,891	84.9
Intersegment revenues	—	—	—	—
Depreciation and amortization	(27)	(39)	(46)	(0.8)
Adjusted operating income / (loss)	136	(2,125)	(8,009)	(139.0)
Experiments:
Revenues from external customers	441	830	1,658	28.8
Intersegment revenues	—	—	—	—
Depreciation and amortization	(739)	(618)	(678)	(11.8)
Adjusted operating loss	(3,409)	(2,182)	(1,968)	(34.3)
Eliminations:
Revenues from external customers	—	—	—	—
Intersegment revenues	(1,832)	(2,496)	(3,520)	(61.1)
Depreciation and amortization	—	—	—	—
Adjusted operating income	—	—	—	—
Total:
Revenues from external customers	59,792	75,925	94,054	1,632.9
Intersegment revenues	—	—	—	—
Depreciation and amortization	(7,791)	(9,607)	(11,239)	(195.1)
Adjusted operating income	13,680	17,002	18,215	316.2

Schedule of reconciliation between adjusted operating income and net income

	2015	2016	2017	2017
	RUB	RUB	RUB	$

Adjusted operating income	13,680	17,002	18,215	316.2
Less: share-based compensation expense	(2,718)	(3,422)	(4,193)	(72.8)
Add: interest income	3,037	2,863	2,909	50.5
Less: interest expense	(1,293)	(1,208)	(897)	(15.6)
Add: other income/(loss), net	2,259	(3,395)	(1,466)	(25.4)
Less: goodwill impairment	(576)	—	—	—
Less: operating losses resulting from sanctions in Ukraine	—	—	(404)	(7.0)
Less: amortization of acquisition-related intangible assets	(502)	(488)	(379)	(6.6)
Less: compensation expense related to contingent consideration	(291)	(245)	(203)	(3.5)
Less: provision for income taxes	(3,917)	(4,324)	(4,926)	(85.5)
Net income	9,679	6,783	8,656	150.3

Schedule of components of revenues

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Advertising revenue(1):
Yandex websites	43,099	52,888	65,149	1,131.1
Yandex ad network websites	15,111	19,691	22,251	386.3
Total advertising revenue	58,210	72,579	87,400	1,517.4
Other revenues	1,582	3,346	6,654	115.5
Total revenues	59,792	75,925	94,054	1,632.9
(1)

The Company records revenue net of VAT, sales agency commissions and bonuses and discounts. Because it is impractical to track commissions, bonuses and discounts for online advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions, bonuses and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

Schedule of revenues and long lived assets by geographic area

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Revenues:
Russia	54,688	69,619	87,470	1,518.6
Rest of the world	5,104	6,306	6,584	114.3
Total revenues	59,792	75,925	94,054	1,632.9
Long-lived assets:
Russia	23,636	24,499	30,689	532.8
Finland	11,115	8,327	6,802	118.1
US	1,109	684	4	0.1
Rest of the world	1,071	862	583	10.1
Total long-lived assets	36,931	34,372	38,078	661.1